Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - Previously Reported [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Accrued payroll	$ 421,825	$ 136,668
Accrued commissions	290,969	856,360
Accrued dealer fees	3,359,101	2,415,966
Accrued interest	84,425
Transaction costs	3,208,288
Professional fees	383,114
Accrued other	792,466	1,237,371
Total accrued expenses and other current liabilities	$ 8,540,188	$ 4,646,365